Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-7.74%
Alphabet, Inc., Class A(b)	214,304	$ 36,967,440
Alphabet, Inc., Class C(b)	212,919	37,039,389
AT&T, Inc.	1,344,277	24,492,727
Charter Communications, Inc., Class A(b)(c)	36,386	10,447,148
Comcast Corp., Class A	539,632	21,601,469
Electronic Arts, Inc.	10,577	1,405,472
Fox Corp., Class A(c)	47,385	1,631,465
Fox Corp., Class B	51,920	1,658,325
Interpublic Group of Cos., Inc. (The)(c)	63,365	1,987,760
Live Nation Entertainment, Inc.(b)(c)	43,038	4,034,382
Match Group, Inc.(b)	18,597	569,626
Meta Platforms, Inc., Class A	50,403	23,529,632
Netflix, Inc.(b)	10,553	6,771,016
News Corp., Class A	35,494	965,082
News Corp., Class B(c)	34,292	956,061
Omnicom Group, Inc.	30,159	2,803,581
Paramount Global, Class B	511,697	6,094,311
Take-Two Interactive Software, Inc.(b)(c)	7,046	1,129,897
T-Mobile US, Inc.	90,550	15,842,628
Verizon Communications, Inc.	640,329	26,349,538
Walt Disney Co. (The)	151,549	15,747,457
Warner Bros. Discovery, Inc.(b)	892,726	7,356,062
		249,380,468
Consumer Discretionary-11.74%
Airbnb, Inc., Class A(b)	11,324	1,641,187
Amazon.com, Inc.(b)	619,392	109,285,524
Aptiv PLC(b)	48,399	4,029,701
AutoZone, Inc.(b)	1,107	3,066,324
Bath & Body Works, Inc.	31,134	1,617,100
Best Buy Co., Inc.	104,359	8,851,730
Booking Holdings, Inc.	1,175	4,437,211
BorgWarner, Inc.	93,297	3,326,971
Caesars Entertainment, Inc.(b)(c)	51,426	1,828,709
CarMax, Inc.(b)(c)	61,438	4,316,634
Carnival Corp.(b)	248,824	3,752,266
Chipotle Mexican Grill, Inc.(b)	689	2,156,239
D.R. Horton, Inc.	44,157	6,526,405
Darden Restaurants, Inc.(c)	12,106	1,820,621
Deckers Outdoor Corp.(b)	901	985,622
Domino’s Pizza, Inc.	1,885	958,673
eBay, Inc.	37,521	2,034,389
Etsy, Inc.(b)(c)	7,125	452,224
Expedia Group, Inc.(b)	17,800	2,008,908
Ford Motor Co.	2,733,478	33,157,088
Garmin Ltd.	6,937	1,136,627
General Motors Co.	822,026	36,982,950
Genuine Parts Co.	28,877	4,162,331
Hasbro, Inc.	18,160	1,085,605
Hilton Worldwide Holdings, Inc.	9,388	1,883,233
Home Depot, Inc. (The)	77,284	25,880,093
Las Vegas Sands Corp.	37,813	1,702,719
Lennar Corp., Class A	39,373	6,313,461
LKQ Corp.	50,618	2,178,093
Lowe’s Cos., Inc.	67,438	14,923,355
lululemon athletica, inc.(b)	3,790	1,182,442
Marriott International, Inc., Class A	17,859	4,128,465
McDonald’s Corp.	16,454	4,259,776
MGM Resorts International(b)(c)	71,469	2,870,910
Mohawk Industries, Inc.(b)	17,151	2,091,221
NIKE, Inc., Class B	97,971	9,312,144
Norwegian Cruise Line Holdings Ltd.(b)(c)	80,406	1,334,740
	Shares	Value
Consumer Discretionary-(continued)
NVR, Inc.(b)	229	$ 1,758,887
O’Reilly Automotive, Inc.(b)	2,785	2,682,679
Pool Corp.	2,535	921,599
PulteGroup, Inc.	26,805	3,144,763
Ralph Lauren Corp.	7,073	1,321,802
Ross Stores, Inc.	26,290	3,674,290
Royal Caribbean Cruises Ltd.(b)	20,527	3,031,427
Starbucks Corp.	75,923	6,090,543
Tapestry, Inc.	26,858	1,168,054
Tesla, Inc.(b)	104,212	18,558,073
TJX Cos., Inc. (The)	106,829	11,014,070
Tractor Supply Co.	10,963	3,127,634
Ulta Beauty, Inc.(b)	3,856	1,523,467
Wynn Resorts Ltd.	12,251	1,162,375
Yum! Brands, Inc.	9,548	1,312,182
		378,173,536
Consumer Staples-13.40%
Altria Group, Inc.	92,358	4,271,557
Archer-Daniels-Midland Co.	334,987	20,916,588
Brown-Forman Corp., Class B(c)	14,723	675,197
Bunge Global S.A.	122,131	13,140,074
Campbell Soup Co.(c)	41,284	1,832,184
Church & Dwight Co., Inc.	10,662	1,140,941
Clorox Co. (The)(c)	8,779	1,154,965
Coca-Cola Co. (The)	145,370	9,148,134
Colgate-Palmolive Co.	41,825	3,888,052
Conagra Brands, Inc.	81,266	2,428,228
Constellation Brands, Inc., Class A(c)	7,142	1,787,143
Costco Wholesale Corp.	64,785	52,468,724
Dollar General Corp.	46,885	6,419,025
Dollar Tree, Inc.(b)(c)	37,846	4,463,936
Estee Lauder Cos., Inc. (The), Class A	19,042	2,349,021
General Mills, Inc.	58,402	4,015,138
Hershey Co. (The)	10,817	2,139,927
Hormel Foods Corp.	66,852	2,071,075
J.M. Smucker Co. (The)	12,864	1,436,137
Kellanova	52,730	3,181,728
Kenvue, Inc.	144,932	2,797,188
Keurig Dr Pepper, Inc.(c)	95,921	3,285,294
Kimberly-Clark Corp.	30,675	4,088,978
Kraft Heinz Co. (The)	144,220	5,101,061
Kroger Co. (The)	506,666	26,534,098
Lamb Weston Holdings, Inc.(c)	11,722	1,034,935
McCormick & Co., Inc.(c)	18,239	1,317,221
Molson Coors Beverage Co., Class B	34,010	1,864,088
Mondelez International, Inc., Class A	94,578	6,481,430
Monster Beverage Corp.(b)	22,633	1,175,105
PepsiCo, Inc.	105,958	18,320,138
Philip Morris International, Inc.	71,186	7,216,837
Procter & Gamble Co. (The)	98,940	16,279,588
Sysco Corp.	181,978	13,251,638
Target Corp.	119,563	18,670,958
Tyson Foods, Inc., Class A	184,924	10,586,899
Walgreens Boots Alliance, Inc.(c)	1,271,003	20,615,669
Walmart, Inc.	2,036,918	133,947,728
		431,496,627
Energy-7.82%
APA Corp.	50,457	1,540,452
Baker Hughes Co., Class A	157,269	5,265,366
Chevron Corp.	248,672	40,359,466
ConocoPhillips	93,753	10,920,350
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
Coterra Energy, Inc.	40,079	$ 1,143,053
Devon Energy Corp.	61,749	3,030,641
Diamondback Energy, Inc.	8,631	1,719,813
EOG Resources, Inc.	37,015	4,610,218
EQT Corp.(c)	25,360	1,042,043
Exxon Mobil Corp.	581,712	68,211,549
Halliburton Co.	119,923	4,401,174
Hess Corp.	13,883	2,139,370
Kinder Morgan, Inc.	157,744	3,074,431
Marathon Oil Corp.	48,669	1,409,454
Marathon Petroleum Corp.	156,139	27,575,709
Occidental Petroleum Corp.	87,904	5,494,000
ONEOK, Inc.	42,663	3,455,703
Phillips 66	186,428	26,493,283
Schlumberger N.V.	124,024	5,691,461
Targa Resources Corp.	28,355	3,352,412
Valero Energy Corp.	183,059	28,765,891
Williams Cos., Inc. (The)	51,834	2,151,629
		251,847,468
Financials-15.58%
Aflac, Inc.	42,977	3,862,343
Allstate Corp. (The)	68,740	11,515,325
American Express Co.	56,998	13,679,520
American International Group, Inc.	118,680	9,354,358
Ameriprise Financial, Inc.	7,364	3,215,196
Aon PLC, Class A(c)	7,988	2,249,740
Arch Capital Group Ltd.(b)	28,702	2,945,686
Arthur J. Gallagher & Co.	7,468	1,891,868
Assurant, Inc.	11,734	2,035,497
Bank of America Corp.	934,084	37,354,019
Bank of New York Mellon Corp. (The)	114,919	6,850,322
Berkshire Hathaway, Inc., Class B(b)	170,801	70,779,934
BlackRock, Inc.	4,198	3,240,982
Blackstone, Inc., Class A	15,323	1,846,422
Brown & Brown, Inc.(c)	9,440	844,974
Capital One Financial Corp.	68,302	9,400,404
Cboe Global Markets, Inc.	3,834	663,244
Charles Schwab Corp. (The)(c)	71,650	5,250,512
Chubb Ltd.	38,015	10,295,222
Cincinnati Financial Corp.	15,988	1,879,869
Citigroup, Inc.	519,005	32,339,202
Citizens Financial Group, Inc.	66,834	2,358,572
CME Group, Inc., Class A	4,984	1,011,652
Comerica, Inc.	18,444	945,071
Corpay, Inc.(b)	2,459	658,201
Discover Financial Services	32,075	3,934,319
Everest Group Ltd.	7,459	2,915,947
FactSet Research Systems, Inc.	907	366,664
Fidelity National Information Services, Inc.	33,096	2,511,324
Fifth Third Bancorp(c)	65,616	2,455,351
Fiserv, Inc.(b)	23,739	3,555,153
Franklin Resources, Inc.(c)	53,087	1,252,853
Global Payments, Inc.(c)	13,988	1,424,678
Globe Life, Inc.	8,287	685,832
Goldman Sachs Group, Inc. (The)	53,765	24,544,798
Hartford Financial Services Group, Inc. (The)	47,753	4,940,048
Huntington Bancshares, Inc.	149,830	2,085,634
Intercontinental Exchange, Inc.	13,006	1,741,503
Invesco Ltd.(d)	68,376	1,074,187
Jack Henry & Associates, Inc.	2,366	389,633
JPMorgan Chase & Co.	243,506	49,341,621
	Shares	Value
Financials-(continued)
KeyCorp	130,006	$ 1,868,186
Loews Corp.	39,967	3,069,466
M&T Bank Corp.	16,677	2,528,233
MarketAxess Holdings, Inc.	593	117,965
Marsh & McLennan Cos., Inc.	20,912	4,340,913
Mastercard, Inc., Class A	10,088	4,510,042
MetLife, Inc.	178,479	12,916,525
Moody’s Corp.	2,864	1,136,979
Morgan Stanley	209,768	20,523,701
MSCI, Inc.	912	451,604
Nasdaq, Inc.	19,039	1,123,872
Northern Trust Corp.	27,494	2,316,095
PayPal Holdings, Inc.(b)	94,886	5,976,869
PNC Financial Services Group, Inc. (The)	39,634	6,237,995
Principal Financial Group, Inc.	32,102	2,633,648
Progressive Corp. (The)	59,038	12,467,645
Prudential Financial, Inc.	89,302	10,747,496
Raymond James Financial, Inc.	21,094	2,589,288
Regions Financial Corp.	86,917	1,681,844
S&P Global, Inc.	5,492	2,347,885
State Street Corp.	46,214	3,493,316
Synchrony Financial	77,642	3,400,720
T. Rowe Price Group, Inc.	10,240	1,206,579
Travelers Cos., Inc. (The)	35,748	7,710,844
Truist Financial Corp.	167,899	6,338,187
U.S. Bancorp	174,723	7,085,018
Visa, Inc., Class A(c)	22,460	6,119,452
W.R. Berkley Corp.(c)	27,004	2,188,134
Wells Fargo & Co.	387,606	23,225,352
Willis Towers Watson PLC	6,553	1,672,915
		501,714,448
Health Care-17.59%
Abbott Laboratories	62,564	6,393,415
AbbVie, Inc.	57,289	9,237,278
Agilent Technologies, Inc.(c)	8,583	1,119,309
Align Technology, Inc.(b)	2,368	609,073
Amgen, Inc.	19,314	5,907,187
Baxter International, Inc.	64,164	2,187,351
Becton, Dickinson and Co.	15,329	3,555,868
Biogen, Inc.(b)	7,967	1,792,097
Bio-Rad Laboratories, Inc., Class A(b)	1,454	417,094
Bio-Techne Corp.	2,790	215,360
Boston Scientific Corp.(b)	39,526	2,986,980
Bristol-Myers Squibb Co.	157,800	6,484,002
Cardinal Health, Inc.	354,679	35,208,984
Catalent, Inc.(b)(c)	13,695	736,654
Cencora, Inc.(c)	216,084	48,958,152
Centene Corp.(b)	372,590	26,673,718
Charles River Laboratories International, Inc.(b)	2,895	603,434
Cigna Group (The)	107,892	37,181,741
Cooper Cos., Inc. (The)	6,839	644,986
CVS Health Corp.	901,844	53,749,902
Danaher Corp.	20,545	5,275,956
DaVita, Inc.(b)	16,889	2,484,710
DexCom, Inc.(b)	5,084	603,827
Edwards Lifesciences Corp.(b)	12,273	1,066,401
Elevance Health, Inc.	64,379	34,666,804
Eli Lilly and Co.	8,443	6,926,131
GE HealthCare Technologies, Inc.(c)	39,168	3,055,104
Gilead Sciences, Inc.	67,973	4,368,625
HCA Healthcare, Inc.	37,738	12,821,486

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Henry Schein, Inc.(b)	30,977	$ 2,147,945
Hologic, Inc.(b)	9,686	714,633
Humana, Inc.	59,218	21,207,150
IDEXX Laboratories, Inc.(b)	1,241	616,715
Illumina, Inc.(b)	6,184	644,868
Incyte Corp.(b)(c)	11,529	666,261
Insulet Corp.(b)	1,739	308,133
Intuitive Surgical, Inc.(b)	3,404	1,368,816
IQVIA Holdings, Inc.(b)	10,991	2,408,018
Johnson & Johnson	110,139	16,154,087
Labcorp Holdings, Inc.	11,145	2,172,272
McKesson Corp.	108,003	61,517,429
Medtronic PLC(c)	71,596	5,825,767
Merck & Co., Inc.	91,483	11,484,776
Mettler-Toledo International, Inc.(b)	532	746,976
Moderna, Inc.(b)	12,506	1,782,730
Molina Healthcare, Inc.(b)	16,389	5,155,652
Pfizer, Inc.	406,093	11,638,625
Quest Diagnostics, Inc.	13,688	1,943,285
Regeneron Pharmaceuticals, Inc.(b)	2,567	2,516,071
ResMed, Inc.(c)	4,461	920,438
Revvity, Inc.	4,675	510,791
Solventum Corp.(b)	16,355	970,506
STERIS PLC	4,331	965,293
Stryker Corp.	10,816	3,689,229
Teleflex, Inc.	2,519	526,647
Thermo Fisher Scientific, Inc.	13,549	7,695,561
UnitedHealth Group, Inc.	147,340	72,987,816
Universal Health Services, Inc., Class B	15,314	2,906,597
Vertex Pharmaceuticals, Inc.(b)	4,473	2,036,736
Viatris, Inc.	235,718	2,498,611
Waters Corp.(b)	1,584	489,298
West Pharmaceutical Services, Inc.	1,530	507,057
Zimmer Biomet Holdings, Inc.	10,980	1,264,347
Zoetis, Inc.	8,770	1,487,041
		566,407,806
Industrials-9.97%
3M Co.	65,653	6,574,491
A.O. Smith Corp.	8,428	704,918
Allegion PLC	5,274	642,479
American Airlines Group, Inc.(b)(c)	679,996	7,819,954
AMETEK, Inc.	6,886	1,167,728
Automatic Data Processing, Inc.	14,440	3,536,645
Axon Enterprise, Inc.(b)	1,004	282,797
Boeing Co. (The)(b)	74,137	13,167,473
Broadridge Financial Solutions, Inc.(c)	5,810	1,166,474
Builders FirstSource, Inc.(b)	16,160	2,598,366
C.H. Robinson Worldwide, Inc.	45,829	3,958,251
Carrier Global Corp.	71,781	4,535,841
Caterpillar, Inc.	37,315	12,631,874
Cintas Corp.	2,765	1,874,587
Copart, Inc.(b)	13,897	737,375
CSX Corp.	72,143	2,434,826
Cummins, Inc.	23,898	6,732,783
Dayforce, Inc.(b)(c)	4,243	209,859
Deere & Co.	30,697	11,504,008
Delta Air Lines, Inc.	259,780	13,253,976
Dover Corp.	9,368	1,722,026
Eaton Corp. PLC	14,750	4,909,537
Emerson Electric Co.	27,139	3,043,910
Equifax, Inc.	3,713	859,151
	Shares	Value
Industrials-(continued)
Expeditors International of Washington, Inc.	14,365	$ 1,736,728
Fastenal Co.	18,257	1,204,597
FedEx Corp.	67,100	17,040,716
Fortive Corp.	13,453	1,001,441
GE Vernova, Inc.(b)	19,103	3,360,218
Generac Holdings, Inc.(b)	6,503	957,307
General Dynamics Corp.	29,297	8,782,362
General Electric Co.	76,528	12,637,834
Honeywell International, Inc.	34,459	6,967,265
Howmet Aerospace, Inc.	18,417	1,558,999
Hubbell, Inc.	2,598	1,010,336
Huntington Ingalls Industries, Inc.	7,347	1,859,526
IDEX Corp.	2,625	547,680
Illinois Tool Works, Inc.(c)	11,611	2,818,570
Ingersoll Rand, Inc.	14,270	1,327,823
J.B. Hunt Transport Services, Inc.	12,067	1,939,770
Jacobs Solutions, Inc.	21,411	2,983,409
Johnson Controls International PLC	81,976	5,894,894
L3Harris Technologies, Inc.	17,055	3,834,476
Leidos Holdings, Inc.	22,545	3,315,242
Lockheed Martin Corp.	29,484	13,867,505
Masco Corp.	19,514	1,364,419
Nordson Corp.	1,835	430,711
Norfolk Southern Corp.	8,802	1,978,690
Northrop Grumman Corp.	16,160	7,284,443
Old Dominion Freight Line, Inc.	5,188	909,197
Otis Worldwide Corp.	27,444	2,722,445
PACCAR, Inc.	57,820	6,215,650
Parker-Hannifin Corp.	6,985	3,712,667
Paychex, Inc.(c)	8,049	967,168
Paycom Software, Inc.	1,721	250,096
Pentair PLC	9,533	775,796
Quanta Services, Inc.	16,294	4,496,166
Republic Services, Inc.	15,307	2,834,703
Robert Half, Inc.	14,820	951,889
Rockwell Automation, Inc.	5,795	1,492,386
Rollins, Inc.	12,689	579,760
RTX Corp.	143,274	15,446,370
Snap-on, Inc.	3,207	875,062
Southwest Airlines Co.(c)	143,662	3,855,888
Stanley Black & Decker, Inc.	32,521	2,834,856
Textron, Inc.	27,927	2,446,684
Trane Technologies PLC	11,681	3,825,060
TransDigm Group, Inc.	1,143	1,535,312
Uber Technologies, Inc.(b)	89,361	5,769,146
Union Pacific Corp.	18,131	4,221,259
United Airlines Holdings, Inc.(b)	234,716	12,437,601
United Parcel Service, Inc., Class B	111,359	15,471,106
United Rentals, Inc.	4,024	2,693,706
Veralto Corp.	10,624	1,047,314
Verisk Analytics, Inc.	2,193	554,347
W.W. Grainger, Inc.	3,219	2,966,180
Wabtec Corp.	12,763	2,159,882
Waste Management, Inc.	18,528	3,904,405
Xylem, Inc.	10,917	1,539,515
		321,265,906
Information Technology-9.65%
Accenture PLC, Class A	32,318	9,123,048
Adobe, Inc.(b)	6,632	2,949,648
Advanced Micro Devices, Inc.(b)	20,617	3,440,977
Akamai Technologies, Inc.(b)	6,502	599,744

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Amphenol Corp., Class A	21,360	$ 2,827,423
Analog Devices, Inc.	11,098	2,602,370
ANSYS, Inc.(b)	1,284	407,606
Apple, Inc.	426,837	82,059,413
Applied Materials, Inc.	24,240	5,213,539
Arista Networks, Inc.(b)	4,077	1,213,519
Autodesk, Inc.(b)	4,074	821,318
Broadcom, Inc.	5,601	7,441,209
Cadence Design Systems, Inc.(b)	2,542	727,800
CDW Corp.	16,286	3,641,875
Cisco Systems, Inc.	218,747	10,171,736
Cognizant Technology Solutions Corp., Class A	47,731	3,157,406
Corning, Inc.	70,744	2,635,921
Enphase Energy, Inc.(b)(c)	3,254	416,187
EPAM Systems, Inc.(b)	2,846	506,389
F5, Inc.(b)	2,737	462,471
Fair Isaac Corp.(b)	214	276,045
First Solar, Inc.(b)	3,895	1,058,505
Fortinet, Inc.(b)	14,005	830,777
Gartner, Inc.(b)	2,432	1,020,637
Gen Digital, Inc.	32,260	801,016
Hewlett Packard Enterprise Co.	294,440	5,196,866
HP, Inc.	326,562	11,919,513
Intel Corp.	232,419	7,170,126
International Business Machines Corp.	59,592	9,942,925
Intuit, Inc.	4,360	2,513,278
Jabil, Inc.(c)	41,735	4,962,292
Juniper Networks, Inc.	28,000	998,760
Keysight Technologies, Inc.(b)	6,548	906,767
KLA Corp.	2,638	2,003,640
Lam Research Corp.	2,854	2,661,184
Microchip Technology, Inc.	18,069	1,756,849
Micron Technology, Inc.	31,241	3,905,125
Microsoft Corp.	105,861	43,946,077
Monolithic Power Systems, Inc.	456	335,447
Motorola Solutions, Inc.	5,588	2,039,117
NetApp, Inc.	11,255	1,355,440
NVIDIA Corp.	13,155	14,422,221
NXP Semiconductors N.V. (China)	9,931	2,702,225
ON Semiconductor Corp.(b)	19,628	1,433,629
Oracle Corp.	86,878	10,181,233
Palo Alto Networks, Inc.(b)	5,098	1,503,451
PTC, Inc.(b)	2,265	399,184
Qorvo, Inc.(b)	5,600	550,984
QUALCOMM, Inc.	40,154	8,193,424
Roper Technologies, Inc.	2,189	1,166,212
Salesforce, Inc.	21,600	5,063,904
Seagate Technology Holdings PLC(c)	13,062	1,217,901
ServiceNow, Inc.(b)	2,278	1,496,487
Skyworks Solutions, Inc.	8,223	761,943
Super Micro Computer, Inc.(b)(c)	1,512	1,186,179
Synopsys, Inc.(b)	2,007	1,125,526
TE Connectivity Ltd.	21,482	3,215,855
Teledyne Technologies, Inc.(b)	2,519	999,917
Teradyne, Inc.	4,673	658,613
Texas Instruments, Inc.	19,143	3,733,076
Trimble, Inc.(b)	11,297	629,017
Tyler Technologies, Inc.(b)	922	442,892
VeriSign, Inc.(b)	1,461	254,682
	Shares	Value
Information Technology-(continued)
Western Digital Corp.(b)	33,563	$ 2,526,958
Zebra Technologies Corp., Class A(b)	3,032	947,015
		310,832,513
Materials-2.86%
Air Products and Chemicals, Inc.	9,669	2,578,722
Albemarle Corp.(c)	15,276	1,872,685
Amcor PLC	281,738	2,865,276
Avery Dennison Corp.	7,255	1,651,166
Ball Corp.	40,387	2,804,069
Celanese Corp.(c)	13,306	2,023,044
CF Industries Holdings, Inc.	14,828	1,182,237
Corteva, Inc.	59,457	3,326,025
Dow, Inc.	148,764	8,573,269
DuPont de Nemours, Inc.	31,785	2,611,456
Eastman Chemical Co.	19,266	1,952,224
Ecolab, Inc.	12,971	3,011,866
FMC Corp.(c)	13,494	822,459
Freeport-McMoRan, Inc.	107,490	5,667,948
International Flavors & Fragrances, Inc.	27,434	2,638,602
International Paper Co.	98,496	4,441,185
Linde PLC	13,437	5,852,082
LyondellBasell Industries N.V., Class A	77,990	7,753,766
Martin Marietta Materials, Inc.	2,216	1,267,729
Mosaic Co. (The)	81,411	2,518,042
Newmont Corp.	65,267	2,737,298
Nucor Corp.(c)	35,219	5,946,728
Packaging Corp. of America	7,974	1,463,149
PPG Industries, Inc.	24,490	3,218,231
Sherwin-Williams Co. (The)	12,754	3,874,665
Steel Dynamics, Inc.	26,945	3,607,127
Vulcan Materials Co.	5,496	1,405,712
WestRock Co.	82,816	4,442,250
		92,109,012
Real Estate-0.86%
Alexandria Real Estate Equities, Inc.	4,256	506,464
American Tower Corp.	10,067	1,970,515
AvalonBay Communities, Inc.	2,834	546,055
Boston Properties, Inc.(c)	9,632	584,373
Camden Property Trust(c)	2,863	293,887
CBRE Group, Inc., Class A(b)	63,882	5,626,088
CoStar Group, Inc.(b)(c)	5,378	420,398
Crown Castle, Inc.	11,571	1,186,028
Digital Realty Trust, Inc.	6,892	1,001,683
Equinix, Inc.	1,683	1,284,095
Equity Residential	8,448	549,373
Essex Property Trust, Inc.	1,289	334,869
Extra Space Storage, Inc.(c)	3,155	456,749
Federal Realty Investment Trust	2,016	203,515
Healthpeak Properties, Inc.(c)	23,156	460,804
Host Hotels & Resorts, Inc.(c)	47,794	857,424
Invitation Homes, Inc.	13,385	465,664
Iron Mountain, Inc.	12,687	1,023,714
Kimco Realty Corp.	17,269	334,328
Mid-America Apartment Communities, Inc.	2,973	397,520
Prologis, Inc.	11,160	1,233,068
Public Storage	2,885	790,000
Realty Income Corp.	14,483	768,468
Regency Centers Corp.	4,032	247,565
SBA Communications Corp., Class A	2,326	457,478
Simon Property Group, Inc.	7,035	1,064,466
UDR, Inc.	8,058	311,200

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
Ventas, Inc.	19,071	$ 958,509
VICI Properties, Inc.	23,342	670,149
Welltower, Inc.	13,582	1,408,046
Weyerhaeuser Co.	41,425	1,243,993
		27,656,488
Utilities-2.69%
AES Corp. (The)	146,541	3,163,820
Alliant Energy Corp.	15,334	789,548
Ameren Corp.	19,321	1,417,582
American Electric Power Co., Inc.	43,404	3,917,211
American Water Works Co., Inc.	6,741	881,521
Atmos Energy Corp.	6,461	748,959
CenterPoint Energy, Inc.(c)	57,633	1,758,383
CMS Energy Corp.	23,307	1,466,710
Consolidated Edison, Inc.(c)	30,531	2,886,706
Constellation Energy Corp.	24,370	5,294,382
Dominion Energy, Inc.	63,169	3,406,072
DTE Energy Co.	20,801	2,423,941
Duke Energy Corp.	57,716	5,977,646
Edison International	44,342	3,407,683
Entergy Corp.	22,104	2,486,479
Evergy, Inc.	20,018	1,094,184
Eversource Energy	37,284	2,208,331
Exelon Corp.	110,941	4,165,835
FirstEnergy Corp.	63,543	2,558,241
NextEra Energy, Inc.	64,724	5,179,214
NiSource, Inc.	38,245	1,111,400
NRG Energy, Inc.	88,839	7,195,959
PG&E Corp.	259,254	4,806,569
	Shares	Value
Utilities-(continued)
Pinnacle West Capital Corp.(c)	12,328	$ 972,186
PPL Corp.	57,428	1,684,363
Public Service Enterprise Group, Inc.	29,223	2,213,934
Sempra(c)	44,051	3,393,249
Southern Co. (The)	69,000	5,529,660
WEC Energy Group, Inc.	20,499	1,661,034
Xcel Energy, Inc.	52,403	2,905,746
		86,706,548
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $2,660,919,725)		3,217,590,820
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.01%
Invesco Private Government Fund, 5.30%(d)(e)(f)	16,835,740	16,835,740
Invesco Private Prime Fund, 5.48%(d)(e)(f)	47,802,641	47,816,982
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,652,722)		64,652,722
TOTAL INVESTMENTS IN SECURITIES-101.91% (Cost $2,725,572,447)		3,282,243,542
OTHER ASSETS LESS LIABILITIES-(1.91)%		(61,603,956)
NET ASSETS-100.00%		$3,220,639,586

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Ltd.	$695,991	$401,550	$(19,056)	$1,353	$(5,651)	$1,074,187	$35,017
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	40,693,312	(40,693,312)	-	-	-	34,640
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,906,620	219,869,551	(219,940,431)	-	-	16,835,740	708,304*
Invesco Private Prime Fund	43,474,166	552,606,897	(548,285,960)	260	21,619	47,816,982	1,898,242*
Total	$61,076,777	$813,571,310	$(808,938,759)	$1,613	$15,968	$65,726,909	$2,676,203

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2024
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.02%
Frontier Communications Parent, Inc.(b)(c)	82,982	$ 2,212,300
Iridium Communications, Inc.	9,840	296,282
New York Times Co. (The), Class A	19,881	1,017,907
Nexstar Media Group, Inc., Class A(c)	10,708	1,774,209
TEGNA, Inc.	70,676	1,053,779
TKO Group Holdings, Inc.(c)	7,715	841,475
Ziff Davis, Inc.(b)	7,253	417,845
ZoomInfo Technologies, Inc., Class A(b)	26,634	327,066
		7,940,863
Consumer Discretionary-23.10%
Adient PLC(b)(c)	154,555	4,364,633
Aramark(c)	209,053	6,721,054
Autoliv, Inc. (Sweden)	31,725	4,047,158
AutoNation, Inc.(b)	64,387	10,961,887
Boyd Gaming Corp.	20,988	1,119,080
Brunswick Corp.(c)	25,165	2,076,867
Burlington Stores, Inc.(b)	15,953	3,829,518
Capri Holdings Ltd.(b)	40,039	1,383,347
Carter’s, Inc.(c)	12,547	858,215
Choice Hotels International, Inc.(c)	4,531	512,864
Churchill Downs, Inc.	7,778	1,007,251
Columbia Sportswear Co.(c)	15,325	1,312,127
Crocs, Inc.(b)(c)	11,235	1,748,615
Dick’s Sporting Goods, Inc.	24,880	5,663,683
Five Below, Inc.(b)(c)	5,786	799,220
Floor & Decor Holdings, Inc., Class A(b)(c)	12,595	1,471,852
GameStop Corp., Class A(b)	138,132	3,196,375
Gap, Inc. (The)(c)	252,434	7,310,489
Gentex Corp.(c)	22,459	786,065
Goodyear Tire & Rubber Co. (The)(b)	580,520	7,146,201
Graham Holdings Co., Class B	2,175	1,636,535
Grand Canyon Education, Inc.(b)	2,570	366,122
H&R Block, Inc.	25,674	1,274,457
Harley-Davidson, Inc.	53,811	1,930,739
Helen of Troy Ltd.(b)(c)	5,696	608,788
Hilton Grand Vacations, Inc.(b)(c)	31,554	1,304,127
Hyatt Hotels Corp., Class A	16,205	2,389,751
KB Home	32,747	2,311,938
Lear Corp.	59,321	7,435,887
Leggett & Platt, Inc.	81,982	950,991
Light & Wonder, Inc.(b)(c)	10,164	970,459
Lithia Motors, Inc., Class A(c)	38,158	9,659,316
Macy’s, Inc.	400,243	7,796,734
Marriott Vacations Worldwide Corp.	17,831	1,609,604
Mattel, Inc.(b)(c)	97,529	1,735,041
Murphy USA, Inc.	18,343	8,047,991
Nordstrom, Inc.	305,476	6,751,020
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	9,535	785,970
PENN Entertainment, Inc.(b)(c)	123,261	2,157,068
Penske Automotive Group, Inc.	68,800	10,464,480
Planet Fitness, Inc., Class A(b)	5,839	371,594
Polaris, Inc.	34,201	2,859,204
PVH Corp.	24,331	2,919,963
RH(b)(c)	3,927	1,067,869
Service Corp. International(c)	19,246	1,379,168
Skechers U.S.A., Inc., Class A(b)	47,261	3,375,381
Taylor Morrison Home Corp., Class A(b)	45,220	2,615,073
Tempur Sealy International, Inc.(c)	31,870	1,636,843
Texas Roadhouse, Inc.	11,072	1,911,802
Thor Industries, Inc.(c)	35,011	3,474,492
Toll Brothers, Inc.	29,864	3,632,657
	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(b)	4,530	$ 1,893,314
Travel + Leisure Co.	29,398	1,291,748
Under Armour, Inc., Class A(b)(c)	120,837	868,818
Under Armour, Inc., Class C(b)(c)	126,853	882,897
Vail Resorts, Inc.(c)	4,553	859,242
Valvoline, Inc.(b)	12,072	490,123
Visteon Corp.(b)	11,981	1,334,324
Wendy’s Co. (The)	42,009	733,057
Whirlpool Corp.(c)	63,129	5,872,891
Williams-Sonoma, Inc.(c)	11,961	3,507,204
Wingstop, Inc.	470	173,266
Wyndham Hotels & Resorts, Inc.	6,575	465,247
YETI Holdings, Inc.(b)(c)	15,152	617,293
		180,736,989
Consumer Staples-9.38%
BellRing Brands, Inc.(b)	10,294	598,802
BJ’s Wholesale Club Holdings, Inc.(b)	93,833	8,263,872
Boston Beer Co., Inc. (The), Class A(b)	2,378	745,907
Casey’s General Stores, Inc.	17,133	5,684,387
Celsius Holdings, Inc.(b)(c)	5,247	419,655
Coca-Cola Consolidated, Inc.	2,858	2,803,812
Coty, Inc., Class A(b)(c)	167,441	1,734,689
Darling Ingredients, Inc.(b)	55,003	2,222,121
e.l.f. Beauty, Inc.(b)	1,568	293,075
Flowers Foods, Inc.	78,710	1,827,646
Grocery Outlet Holding Corp.(b)(c)	54,300	1,194,057
Ingredion, Inc.	24,642	2,897,407
Lancaster Colony Corp.	3,229	598,980
Performance Food Group Co.(b)	269,830	18,780,168
Pilgrim’s Pride Corp.(b)(c)	190,099	6,830,257
Post Holdings, Inc.(b)	25,461	2,713,379
Sprouts Farmers Market, Inc.(b)(c)	38,288	3,023,986
US Foods Holding Corp.(b)	240,740	12,718,294
		73,350,494
Energy-6.58%
Antero Midstream Corp.	29,558	433,025
Antero Resources Corp.(b)	60,097	2,141,256
ChampionX Corp.	41,999	1,370,007
Chesapeake Energy Corp.(c)	25,352	2,305,257
Chord Energy Corp.(c)	8,545	1,584,328
Civitas Resources, Inc.	17,782	1,308,044
CNX Resources Corp.(b)(c)	24,919	655,370
DT Midstream, Inc.(c)	5,609	376,252
Equitrans Midstream Corp.	44,337	633,132
HF Sinclair Corp.	201,937	11,152,981
Matador Resources Co.	15,495	983,158
Murphy Oil Corp.	29,747	1,272,874
NOV, Inc.	172,071	3,238,376
Ovintiv, Inc.	76,918	3,974,353
PBF Energy, Inc., Class A	272,552	12,627,334
Permian Resources Corp.	69,363	1,136,860
Range Resources Corp.	26,660	984,021
Southwestern Energy Co.(b)	333,333	2,509,997
Valaris Ltd.(b)(c)	9,587	742,034
Weatherford International PLC(b)	16,823	2,024,480
		51,453,139
Financials-12.95%
Affiliated Managers Group, Inc.	4,883	793,976
Ally Financial, Inc.(c)	150,197	5,853,177
American Financial Group, Inc.	21,310	2,768,382
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Annaly Capital Management, Inc.(c)	101,277	$ 1,995,157
Associated Banc-Corp	33,974	727,723
Bank OZK(c)	18,070	756,772
Brighthouse Financial, Inc.(b)	31,609	1,406,917
Cadence Bank	29,622	845,708
Carlyle Group, Inc. (The)(c)	24,339	1,045,603
CNO Financial Group, Inc.	55,224	1,584,377
Columbia Banking System, Inc.	50,100	965,928
Commerce Bancshares, Inc.	13,074	727,437
Cullen/Frost Bankers, Inc.	8,632	876,839
East West Bancorp, Inc.	18,078	1,341,207
Equitable Holdings, Inc.	130,213	5,402,537
Erie Indemnity Co., Class A	2,780	1,007,555
Essent Group Ltd.	7,164	406,199
Euronet Worldwide, Inc.(b)	11,724	1,366,784
Evercore, Inc., Class A	4,407	894,357
F.N.B. Corp.	58,155	800,794
Federated Hermes, Inc., Class B	16,177	536,591
Fidelity National Financial, Inc.(c)	82,992	4,179,477
First American Financial Corp.	38,163	2,121,099
First Financial Bankshares, Inc.(c)	6,909	207,132
First Horizon Corp.	113,157	1,792,407
FirstCash Holdings, Inc.	9,651	1,138,046
Glacier Bancorp, Inc.(c)	9,947	371,819
Hancock Whitney Corp.	15,223	711,371
Hanover Insurance Group, Inc. (The)	16,343	2,156,132
Home BancShares, Inc.(c)	19,906	468,189
Houlihan Lokey, Inc.	5,244	709,775
Interactive Brokers Group, Inc., Class A	25,815	3,245,462
International Bancshares Corp.	6,389	363,087
Janus Henderson Group PLC	23,727	794,854
Jefferies Financial Group, Inc.	59,658	2,775,290
Kemper Corp.	30,393	1,818,717
Kinsale Capital Group, Inc.	817	313,417
MGIC Investment Corp.	20,743	435,603
Morningstar, Inc.(c)	2,369	682,864
New York Community Bancorp, Inc.	852,924	2,806,120
Old National Bancorp	53,690	917,562
Old Republic International Corp.	88,920	2,825,878
Pinnacle Financial Partners, Inc.	11,076	880,653
Primerica, Inc.	4,137	934,507
Prosperity Bancshares, Inc.	8,979	559,392
Reinsurance Group of America, Inc.	36,157	7,585,739
RenaissanceRe Holdings Ltd. (Bermuda)	13,994	3,188,673
RLI Corp.	3,624	529,031
SEI Investments Co.	9,865	667,959
Selective Insurance Group, Inc.	14,322	1,397,970
SLM Corp.	49,518	1,062,656
SouthState Corp.(c)	9,464	731,662
Starwood Property Trust, Inc.(c)	35,871	697,332
Stifel Financial Corp.	24,324	1,969,028
Synovus Financial Corp.(c)	30,441	1,208,203
Texas Capital Bancshares, Inc.(b)(c)	10,446	629,685
UMB Financial Corp.	10,191	840,146
United Bankshares, Inc.	15,251	494,742
Unum Group(c)	87,267	4,700,201
Valley National Bancorp(c)	149,867	1,068,552
Voya Financial, Inc.	37,996	2,880,857
Webster Financial Corp.	28,743	1,271,015
Western Union Co. (The)	109,900	1,406,720
WEX, Inc.(b)	3,943	738,603
	Shares	Value
Financials-(continued)
Wintrust Financial Corp.	12,926	$ 1,274,633
Zions Bancorporation N.A.	38,856	1,678,191
		101,334,471
Health Care-3.98%
Acadia Healthcare Co., Inc.(b)(c)	12,692	874,352
Amedisys, Inc.(b)	8,513	775,960
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,912	43,880
Azenta, Inc.(b)(c)	3,433	173,401
Bruker Corp.	11,538	755,854
Chemed Corp.	1,257	696,843
Cytokinetics, Inc.(b)(c)	50	2,426
Doximity, Inc., Class A(b)(c)	5,894	163,441
Encompass Health Corp.	22,271	1,923,992
Enovis Corp.(b)(c)	9,766	490,937
Envista Holdings Corp.(b)	42,876	830,079
Exelixis, Inc.(b)(c)	29,222	633,825
Globus Medical, Inc., Class A(b)(c)	10,055	674,791
Haemonetics Corp.(b)(c)	5,656	475,556
Halozyme Therapeutics, Inc.(b)(c)	7,045	312,023
HealthEquity, Inc.(b)(c)	4,245	346,732
Integra LifeSciences Holdings Corp.(b)	14,892	460,163
Jazz Pharmaceuticals PLC(b)(c)	11,574	1,218,163
Lantheus Holdings, Inc.(b)	7,360	602,269
LivaNova PLC(b)	7,614	464,987
Masimo Corp.(b)(c)	5,406	673,047
Medpace Holdings, Inc.(b)	1,643	634,757
Neogen Corp.(b)(c)	19,907	261,777
Neurocrine Biosciences, Inc.(b)	4,808	651,051
Option Care Health, Inc.(b)(c)	47,179	1,406,878
Penumbra, Inc.(b)	1,532	290,268
Perrigo Co. PLC	54,579	1,502,560
Progyny, Inc.(b)(c)	10,883	293,297
QuidelOrtho Corp.(b)	22,934	1,013,453
R1 RCM, Inc.(b)(c)	57,610	740,865
Repligen Corp.(b)(c)	1,159	172,795
Shockwave Medical, Inc.(b)	1,051	352,085
Sotera Health Co.(b)(c)	26,910	300,854
Tenet Healthcare Corp.(b)	73,855	9,986,673
United Therapeutics Corp.(b)	3,398	934,892
		31,134,926
Industrials-19.58%
Acuity Brands, Inc.	5,434	1,410,721
Advanced Drainage Systems, Inc.	6,223	1,079,628
AECOM	57,604	5,031,133
AGCO Corp.	45,358	4,868,274
Applied Industrial Technologies, Inc.	8,549	1,649,957
Avis Budget Group, Inc.(c)	38,039	4,326,175
Brink’s Co. (The)	20,539	2,120,446
BWX Technologies, Inc.	8,574	789,923
CACI International, Inc., Class A(b)	6,763	2,870,758
Carlisle Cos., Inc.	5,086	2,127,423
Chart Industries, Inc.(b)(c)	8,306	1,304,291
Clean Harbors, Inc.(b)	10,200	2,209,218
Comfort Systems USA, Inc.	5,962	1,951,601
Concentrix Corp.(c)	38,349	2,351,944
Core & Main, Inc., Class A(b)	47,363	2,726,214
Crane Co.	5,752	857,508
Curtiss-Wright Corp.	4,171	1,179,642
Donaldson Co., Inc.	17,014	1,253,592
EMCOR Group, Inc.	13,733	5,337,468
EnerSys	13,841	1,492,613

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
ESAB Corp.	9,780	$ 1,005,580
ExlService Holdings, Inc.(b)	17,645	526,880
Exponent, Inc.	2,355	224,008
Flowserve Corp.	35,323	1,755,553
Fluor Corp.(b)	144,664	6,278,418
Fortune Brands Innovations, Inc.	20,138	1,410,868
FTI Consulting, Inc.(b)	6,067	1,303,192
GATX Corp.(c)	3,763	519,143
Genpact Ltd.	46,187	1,526,942
Graco, Inc.	8,405	678,704
GXO Logistics, Inc.(b)(c)	70,487	3,540,562
Hertz Global Holdings, Inc.(b)(c)	422,882	1,843,766
Hexcel Corp.	8,350	575,064
Insperity, Inc.	22,776	2,157,343
ITT, Inc.	9,159	1,217,048
KBR, Inc.	40,013	2,627,254
Kirby Corp.(b)	12,467	1,548,027
Knight-Swift Transportation Holdings, Inc.	44,888	2,165,846
Landstar System, Inc.	10,098	1,838,139
Lennox International, Inc.	3,747	1,883,242
Lincoln Electric Holdings, Inc.	5,830	1,144,779
ManpowerGroup, Inc.	89,419	6,672,446
MasTec, Inc.(b)	46,061	5,170,347
Maximus, Inc.	20,653	1,778,223
MDU Resources Group, Inc.	77,948	1,967,408
Middleby Corp. (The)(b)	9,312	1,200,410
MSA Safety, Inc.	3,411	613,980
MSC Industrial Direct Co., Inc., Class A(c)	14,353	1,232,923
nVent Electric PLC(c)	16,872	1,373,043
Oshkosh Corp.	29,990	3,410,763
Owens Corning	21,866	3,959,277
Paylocity Holding Corp.(b)(c)	2,798	397,792
RBC Bearings, Inc.(b)(c)	2,040	602,371
Regal Rexnord Corp.	12,815	1,916,355
Ryder System, Inc.	36,411	4,422,844
Saia, Inc.(b)(c)	1,757	719,456
Science Applications International Corp.	19,230	2,589,319
Sensata Technologies Holding PLC	40,823	1,686,806
Simpson Manufacturing Co., Inc.(c)	3,706	614,900
Stericycle, Inc.(b)(c)	18,066	931,122
Terex Corp.	31,193	1,861,286
Tetra Tech, Inc.	9,227	1,932,964
Timken Co. (The)	19,594	1,702,523
Toro Co. (The)(c)	17,472	1,401,080
Trex Co., Inc.(b)	4,066	351,628
UFP Industries, Inc.	22,216	2,654,368
Valmont Industries, Inc.	6,887	1,731,392
Watsco, Inc.(c)	6,436	3,056,456
Watts Water Technologies, Inc., Class A	3,557	708,305
Werner Enterprises, Inc.(c)	30,114	1,131,383
WESCO International, Inc.	49,691	8,919,038
Woodward, Inc.	7,418	1,383,457
XPO, Inc.(b)	22,441	2,400,738
		153,203,290
Information Technology-10.30%
Allegro MicroSystems, Inc. (Japan)(b)(c)	12,268	369,758
Amkor Technology, Inc.	66,093	2,153,971
Arrow Electronics, Inc.(b)	98,189	12,893,198
ASGN, Inc.(b)(c)	15,284	1,435,320
Aspen Technology, Inc.(b)(c)	1,812	381,698
Avnet, Inc.	195,327	10,664,854
Belden, Inc.	9,932	950,393
	Shares	Value
Information Technology-(continued)
Blackbaud, Inc.(b)(c)	5,365	$ 418,148
Ciena Corp.(b)	28,535	1,374,531
Cirrus Logic, Inc.(b)	6,863	787,186
Cognex Corp.(c)	7,263	330,612
Coherent Corp.(b)	25,710	1,467,013
Commvault Systems, Inc.(b)	2,940	316,300
Crane NXT Co.	11,333	716,472
Dolby Laboratories, Inc., Class A(c)	5,484	444,259
Dropbox, Inc., Class A(b)(c)	36,945	832,371
Dynatrace, Inc.(b)	10,339	472,803
GoDaddy, Inc., Class A(b)	13,244	1,849,260
IPG Photonics Corp.(b)(c)	5,056	438,507
Kyndryl Holdings, Inc.(b)	269,992	7,184,487
Lattice Semiconductor Corp.(b)	3,222	239,201
Littelfuse, Inc.(c)	3,514	901,692
Lumentum Holdings, Inc.(b)(c)	10,708	465,798
MACOM Technology Solutions Holdings, Inc.(b)(c)	2,367	239,398
Manhattan Associates, Inc.(b)	1,281	281,231
MKS Instruments, Inc.	10,037	1,270,584
Novanta, Inc.(b)	1,767	286,537
Onto Innovation, Inc.(b)(c)	1,556	337,185
Power Integrations, Inc.	2,103	159,849
Pure Storage, Inc., Class A(b)	18,135	1,093,359
Qualys, Inc.(b)	1,158	162,838
Rambus, Inc.(b)(c)	2,545	140,637
Silicon Laboratories, Inc.(b)	1,883	237,578
Synaptics, Inc.(b)(c)	3,395	318,145
TD SYNNEX Corp.	196,342	25,689,387
Teradata Corp.(b)(c)	17,085	557,142
Universal Display Corp.	1,203	211,367
Vishay Intertechnology, Inc.	51,961	1,227,838
Vontier Corp.	25,294	1,011,254
Wolfspeed, Inc.(b)(c)	11,032	283,522
		80,595,683
Materials-8.77%
Alcoa Corp.	127,219	5,631,985
AptarGroup, Inc.	8,651	1,277,666
Arcadium Lithium PLC (Jersey)(b)(c)	61,455	272,246
Ashland, Inc.	7,950	796,351
Avient Corp.(c)	26,963	1,204,707
Axalta Coating Systems Ltd.(b)	55,461	1,973,857
Berry Global Group, Inc.	73,245	4,385,911
Cabot Corp.	15,975	1,634,242
Chemours Co. (The)	82,419	2,045,640
Cleveland-Cliffs, Inc.(b)(c)	371,686	6,422,734
Commercial Metals Co.	56,227	3,166,705
Crown Holdings, Inc.	54,584	4,595,427
Eagle Materials, Inc.	3,116	724,127
Graphic Packaging Holding Co.(c)	122,218	3,461,214
Greif, Inc., Class A	28,230	1,833,256
Knife River Corp.(b)(c)	13,187	932,453
Louisiana-Pacific Corp.	11,901	1,091,084
MP Materials Corp.(b)(c)	5,806	94,173
NewMarket Corp.	1,552	830,429
Olin Corp.	42,663	2,293,563
Reliance, Inc.	16,424	4,940,011
Royal Gold, Inc.(c)	1,892	242,535
RPM International, Inc.(c)	22,170	2,485,257
Scotts Miracle-Gro Co. (The)(c)	17,910	1,248,148
Silgan Holdings, Inc.	47,983	2,267,197
Sonoco Products Co.	41,734	2,561,215

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
United States Steel Corp.	135,087	$ 5,180,586
Westlake Corp.	31,419	5,044,635
		68,637,354
Real Estate-2.37%
Agree Realty Corp.	3,276	199,050
American Homes 4 Rent, Class A	15,817	570,045
Apartment Income REIT Corp.	9,047	350,571
Brixmor Property Group, Inc.(c)	19,409	436,897
COPT Defense Properties(c)	9,825	242,383
Cousins Properties, Inc.	12,005	277,676
CubeSmart	8,188	346,434
EastGroup Properties, Inc.	1,121	185,167
EPR Properties	5,877	241,192
Equity LifeStyle Properties, Inc.(c)	8,029	503,980
First Industrial Realty Trust, Inc.	4,045	190,600
Gaming and Leisure Properties, Inc.(c)	11,065	496,818
Healthcare Realty Trust, Inc.(c)	35,124	570,062
Independence Realty Trust, Inc.(c)	14,472	241,682
Jones Lang LaSalle, Inc.(b)	39,125	7,905,989
Kilroy Realty Corp.(c)	11,032	369,903
Kite Realty Group Trust(c)	13,760	301,619
Lamar Advertising Co., Class A	6,334	748,109
National Storage Affiliates Trust(c)	7,984	292,055
NNN REIT, Inc.	6,904	288,380
Omega Healthcare Investors, Inc.(c)	11,129	359,801
Park Hotels & Resorts, Inc.	55,736	883,973
PotlatchDeltic Corp.	7,727	330,175
Rayonier, Inc.(c)	10,670	320,313
Rexford Industrial Realty, Inc.	5,247	238,004
Sabra Health Care REIT, Inc.	16,670	243,049
STAG Industrial, Inc.	6,574	230,484
Vornado Realty Trust(c)	24,543	601,794
W.P. Carey, Inc.(c)	10,735	605,454
		18,571,659
Utilities-1.89%
ALLETE, Inc.	11,547	729,193
Black Hills Corp.	15,354	866,733
Essential Utilities, Inc.	20,552	775,427
IDACORP, Inc.(c)	7,031	671,250
National Fuel Gas Co.(c)	13,612	778,062
	Shares	Value
Utilities-(continued)
New Jersey Resources Corp.	13,761	$ 598,053
NorthWestern Energy Group, Inc.	10,689	555,400
OGE Energy Corp.	28,027	1,017,380
ONE Gas, Inc.(c)	13,322	821,035
Ormat Technologies, Inc.(c)	4,272	322,109
PNM Resources, Inc.	18,191	697,443
Portland General Electric Co.(c)	23,385	1,042,036
Southwest Gas Holdings, Inc.(c)	26,021	2,018,969
Spire, Inc.	15,243	934,243
UGI Corp.	117,206	2,984,065
		14,811,398
Total Common Stocks & Other Equity Interests (Cost $664,644,490)		781,770,266
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $358,263)	358,263	358,263
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $665,002,753)		782,128,529
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.92%
Invesco Private Government Fund, 5.30%(d)(e)(f)	30,513,738	30,513,738
Invesco Private Prime Fund, 5.48%(d)(e)(f)	78,400,659	78,424,179
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $108,938,961)		108,937,917
TOTAL INVESTMENTS IN SECURITIES-113.89% (Cost $773,941,714)		891,066,446
OTHER ASSETS LESS LIABILITIES-(13.89)%		(108,683,456)
NET ASSETS-100.00%		$782,382,990

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,285	$8,439,060	$(8,337,082)	$-	$-	$358,263	$8,100
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,813,137	$179,022,262	$(168,321,661)	$-	$-	$30,513,738	$1,061,552*
Invesco Private Prime Fund	50,948,068	384,520,525	(357,063,849)	602	18,833	78,424,179	2,821,593*
Total	$71,017,490	$571,981,847	$(533,722,592)	$602	$18,833	$109,296,180	$3,891,245

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-4.82%
AMC Networks, Inc., Class A(b)(c)	266,041	$ 4,613,151
ATN International, Inc.(c)	26,295	640,020
CarGurus, Inc.(b)(c)	45,304	1,096,810
Cars.com, Inc.(b)(c)	41,893	847,495
Cinemark Holdings, Inc.(b)(c)	207,615	3,585,511
Cogent Communications Holdings, Inc.(c)	15,828	937,334
Consolidated Communications Holdings, Inc.(b)(c)	302,371	1,330,432
EchoStar Corp., Class A(b)(c)	1,434,763	27,547,450
Gogo, Inc.(b)(c)	51,049	540,354
John Wiley & Sons, Inc., Class A(c)	60,585	2,208,323
Lumen Technologies, Inc.(b)(c)	9,285,612	11,978,440
Madison Square Garden Sports Corp., Class A(b)	5,390	995,264
Marcus Corp. (The)(c)	58,253	620,394
QuinStreet, Inc.(b)(c)	41,663	733,685
Scholastic Corp.	48,964	1,776,414
Shenandoah Telecommunications Co.(c)	17,883	336,379
Shutterstock, Inc.	19,763	802,971
TechTarget, Inc.(b)(c)	8,398	253,788
Telephone & Data Systems, Inc.(c)	373,946	7,437,786
Thryv Holdings, Inc.(b)(c)	47,965	1,010,623
TripAdvisor, Inc.(b)(c)	78,025	1,431,759
Yelp, Inc.(b)	40,618	1,501,647
		72,226,030
Consumer Discretionary-23.74%
Abercrombie & Fitch Co., Class A(b)	41,854	7,235,301
Academy Sports & Outdoors, Inc.(c)	100,869	5,819,133
Adtalem Global Education, Inc.(b)	34,711	2,235,041
Advance Auto Parts, Inc.(c)	179,166	12,656,286
American Axle & Manufacturing Holdings, Inc.(b)	1,056,355	8,070,552
American Eagle Outfitters, Inc.(c)	275,070	6,043,288
Asbury Automotive Group, Inc.(b)(c)	81,809	19,230,842
BJ’s Restaurants, Inc.(b)(c)	42,076	1,474,343
Bloomin’ Brands, Inc.(c)	181,840	3,964,112
Boot Barn Holdings, Inc.(b)(c)	21,987	2,614,914
Brinker International, Inc.(b)(c)	99,975	7,061,234
Buckle, Inc. (The)	39,091	1,506,567
Caleres, Inc.	86,971	3,016,154
Cavco Industries, Inc.(b)	5,938	2,121,054
Century Communities, Inc.	50,673	4,277,308
Cheesecake Factory, Inc. (The)	108,274	4,166,384
Chuy’s Holdings, Inc.(b)	15,432	412,189
Cracker Barrel Old Country Store, Inc.(c)	56,132	2,738,119
Dana, Inc.	1,005,506	14,137,414
Dave & Buster’s Entertainment, Inc.(b)(c)	40,537	2,071,035
Designer Brands, Inc., Class A(c)	356,165	3,579,458
Dine Brands Global, Inc.(c)	18,822	742,528
Dorman Products, Inc.(b)	24,579	2,260,531
Ethan Allen Interiors, Inc.(c)	24,444	711,565
Foot Locker, Inc.(c)	392,134	10,873,876
Frontdoor, Inc.(b)(c)	65,455	2,315,143
Gentherm, Inc.(b)	30,677	1,654,717
G-III Apparel Group Ltd.(b)(c)	125,006	3,757,680
Golden Entertainment, Inc.	37,472	1,134,277
Green Brick Partners, Inc.(b)	39,153	2,137,754
Group 1 Automotive, Inc.	78,947	24,550,938
Guess?, Inc.(c)	122,545	2,851,622
Hanesbrands, Inc.(b)(c)	1,179,756	6,040,351
	Shares	Value
Consumer Discretionary-(continued)
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 04/10/2024; Cost $814,942)(d)	29,310	$ 832,697
Hibbett, Inc.(c)	26,119	2,261,383
Installed Building Products, Inc.(c)	13,510	2,861,958
Jack in the Box, Inc.	26,544	1,469,476
Kohl’s Corp.	747,820	16,743,690
Kontoor Brands, Inc.	49,200	3,608,328
La-Z-Boy, Inc.(c)	64,988	2,438,350
LCI Industries	38,097	4,186,098
Leslie’s, Inc.(b)(c)	209,279	1,197,076
LGI Homes, Inc.(b)(c)	24,349	2,337,504
M/I Homes, Inc.(b)	36,680	4,582,066
MarineMax, Inc.(b)(c)	92,418	2,632,065
Meritage Homes Corp.	44,644	7,872,969
Mister Car Wash, Inc.(b)(c)	137,776	968,565
Monarch Casino & Resort, Inc.	8,249	552,436
Monro, Inc.	45,925	1,086,126
Movado Group, Inc.(c)	28,374	751,911
National Vision Holdings, Inc.(b)	103,509	1,561,951
Newell Brands, Inc.	1,196,821	9,239,458
ODP Corp. (The)(b)	176,276	6,902,968
Oxford Industries, Inc.(c)	17,001	1,881,841
Papa John’s International, Inc.(c)	35,225	1,636,553
Patrick Industries, Inc.	36,004	4,126,058
Perdoceo Education Corp.	46,117	1,037,633
Phinia, Inc.	119,311	5,340,360
Sabre Corp.(b)(c)	1,595,352	4,993,452
Sally Beauty Holdings, Inc.(b)(c)	334,945	4,079,630
Shake Shack, Inc., Class A(b)	12,148	1,152,724
Shoe Carnival, Inc.(c)	42,931	1,620,645
Signet Jewelers Ltd.(c)	87,702	9,602,492
Six Flags Entertainment Corp.(b)(c)	63,222	1,609,000
Sonic Automotive, Inc., Class A(c)	319,431	18,102,155
Sonos, Inc.(b)(c)	97,286	1,537,119
Standard Motor Products, Inc.(c)	51,829	1,591,669
Steven Madden Ltd.	54,614	2,427,592
Strategic Education, Inc.	12,602	1,429,319
Stride, Inc.(b)(c)	36,685	2,518,792
Sturm, Ruger & Co., Inc.	13,654	606,784
Topgolf Callaway Brands Corp.(b)(c)	349,823	5,474,730
Tri Pointe Homes, Inc.(b)	124,871	4,836,254
Upbound Group, Inc.	137,531	4,513,767
Urban Outfitters, Inc.(b)	144,724	6,036,438
Victoria’s Secret & Co.(b)	397,053	9,048,838
Vista Outdoor, Inc.(b)	102,122	3,562,015
Winnebago Industries, Inc.	59,563	3,695,884
Wolverine World Wide, Inc.(c)	258,974	3,527,226
Worthington Enterprises, Inc.(c)	36,037	2,055,190
XPEL, Inc.(b)(c)(e)	8,893	337,934
		355,930,879
Consumer Staples-8.13%
Andersons, Inc. (The)	312,363	16,349,079
B&G Foods, Inc.(c)	213,032	2,032,325
Calavo Growers, Inc.(c)	37,803	1,019,547
Cal-Maine Foods, Inc.(c)	53,300	3,287,011
Central Garden & Pet Co.(b)(c)	46,643	2,026,638
Central Garden & Pet Co., Class A(b)	54,138	2,022,054
Chefs’ Warehouse, Inc. (The)(b)(c)	107,033	4,219,241
Edgewell Personal Care Co.	68,213	2,631,658
Energizer Holdings, Inc.(c)	118,311	3,386,061
Fresh Del Monte Produce, Inc.	201,679	4,711,221
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Hain Celestial Group, Inc. (The)(b)(c)	222,098	$ 1,701,271
Inter Parfums, Inc.	11,066	1,325,485
J&J Snack Foods Corp.(c)	12,494	2,032,899
John B. Sanfilippo & Son, Inc.	11,058	1,114,978
Medifast, Inc.(c)	30,803	792,869
MGP Ingredients, Inc.	11,551	896,589
National Beverage Corp.(b)(c)	27,703	1,279,879
Nu Skin Enterprises, Inc., Class A	178,623	2,384,617
PriceSmart, Inc.(c)	63,259	5,323,245
Simply Good Foods Co. (The)(b)	43,540	1,675,855
SpartanNash Co.	549,573	10,799,109
Tootsie Roll Industries, Inc.(c)	27,528	805,469
TreeHouse Foods, Inc.(b)(c)	111,031	4,031,536
United Natural Foods, Inc.(b)(c)(f)	2,987,148	35,875,647
Universal Corp.(c)	61,680	2,958,173
USANA Health Sciences, Inc.(b)	21,614	1,028,826
Vector Group Ltd.	148,968	1,634,179
WD-40 Co.(c)	2,482	557,681
WK Kellogg Co.	215,047	4,083,743
		121,986,885
Energy-9.23%
Archrock, Inc.	65,771	1,331,205
Bristow Group, Inc.(b)(c)	58,956	2,117,110
California Resources Corp.	67,470	3,194,705
Comstock Resources, Inc.(c)	212,961	2,493,773
CONSOL Energy, Inc.	31,899	3,306,969
Core Laboratories, Inc.(c)	36,466	683,373
CVR Energy, Inc.(c)	324,518	9,041,072
Dorian LPG Ltd.	16,764	848,426
Dril-Quip, Inc.(b)(c)	21,229	410,569
Green Plains, Inc.(b)(c)	185,489	3,184,846
Helix Energy Solutions Group, Inc.(b)	156,882	1,805,712
Helmerich & Payne, Inc.	83,828	3,190,494
Liberty Energy, Inc., Class A	255,763	6,314,788
Magnolia Oil & Gas Corp., Class A(c)	60,487	1,569,638
Nabors Industries Ltd.(b)(c)	42,150	3,151,134
Northern Oil and Gas, Inc.(c)	53,168	2,176,166
Oceaneering International, Inc.(b)	137,052	3,245,391
Par Pacific Holdings, Inc.(b)	266,656	7,237,044
Patterson-UTI Energy, Inc.	399,179	4,398,953
Peabody Energy Corp.(c)	207,282	5,136,448
ProPetro Holding Corp.(b)	256,914	2,461,236
REX American Resources Corp.(b)(c)	22,559	1,127,724
RPC, Inc.(c)	248,196	1,695,179
SM Energy Co.(c)	61,492	3,101,042
Talos Energy, Inc.(b)(c)	132,982	1,597,114
U.S. Silica Holdings, Inc.(b)	152,907	2,368,529
Vital Energy, Inc.(b)(c)	35,598	1,738,962
World Kinect Corp.(c)	2,258,895	59,499,294
		138,426,896
Financials-11.59%
Ambac Financial Group, Inc.(b)	19,701	349,102
Ameris Bancorp	35,350	1,765,732
AMERISAFE, Inc.(c)	6,629	290,549
Apollo Commercial Real Estate Finance, Inc.(c)	80,249	810,515
Arbor Realty Trust, Inc.(c)	145,871	1,995,515
Artisan Partners Asset Management, Inc., Class A(c)	26,877	1,183,394
Assured Guaranty Ltd.	10,945	850,645
Atlantic Union Bankshares Corp.(c)	33,954	1,107,919
	Shares	Value
Financials-(continued)
Axos Financial, Inc.(b)(c)	36,888	$ 1,987,157
B. Riley Financial, Inc.(c)	73,596	1,763,360
Banc of California, Inc.(c)	32,576	451,503
BancFirst Corp.(c)	10,127	872,441
Bancorp, Inc. (The)(b)	19,536	656,214
Bank of Hawaii Corp.	17,903	1,033,719
BankUnited, Inc.	82,163	2,357,256
Banner Corp.(c)	18,375	860,501
Berkshire Hills Bancorp, Inc.(c)	31,360	697,133
BGC Group, Inc., Class A	275,569	2,389,183
Blackstone Mortgage Trust, Inc., Class A(c)	115,249	2,009,943
Bread Financial Holdings, Inc.(c)	146,643	6,123,812
BrightSphere Investment Group, Inc.	21,550	477,764
Brookline Bancorp, Inc.	69,721	603,087
Capitol Federal Financial, Inc.(c)	73,614	380,584
Cathay General Bancorp	37,719	1,389,568
Central Pacific Financial Corp.	19,085	387,044
City Holding Co.(c)	3,722	380,463
Community Financial System, Inc.(c)	18,020	819,189
Customers Bancorp, Inc.(b)(c)	30,575	1,385,047
CVB Financial Corp.(c)	43,414	718,068
Dime Community Bancshares, Inc.	39,046	721,180
Donnelley Financial Solutions, Inc.(b)	14,392	877,336
Eagle Bancorp, Inc.	30,961	558,227
Ellington Financial, Inc.	35,346	428,394
Employers Holdings, Inc.	21,645	912,986
Encore Capital Group, Inc.(b)(c)	29,151	1,289,640
Enova International, Inc.(b)	39,369	2,427,099
EVERTEC, Inc.	21,048	736,049
EZCORP, Inc., Class A(b)(c)	116,862	1,225,882
FB Financial Corp.	23,327	863,099
First Bancorp	78,352	1,389,181
First Bancorp/Southern Pines NC(c)	17,657	557,078
First Commonwealth Financial Corp.(c)	52,981	715,773
First Financial Bancorp	58,865	1,312,690
First Hawaiian, Inc.	61,715	1,254,666
Franklin BSP Realty Trust, Inc.(c)	50,092	638,172
Fulton Financial Corp.(c)	112,114	1,888,000
Genworth Financial, Inc., Class A(b)	1,287,732	8,099,834
Goosehead Insurance, Inc., Class A(b)(c)	3,758	242,391
Green Dot Corp., Class A(b)	199,013	1,972,219
Hanmi Financial Corp.	28,749	453,084
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	14,044	467,525
HCI Group, Inc.(c)	5,545	531,655
Heritage Financial Corp.	18,018	326,666
Hilltop Holdings, Inc.	54,486	1,666,727
Hope Bancorp, Inc.	115,396	1,215,120
Horace Mann Educators Corp.	49,310	1,684,923
Independent Bank Corp.	20,211	1,026,517
Independent Bank Group, Inc.	23,165	1,066,517
Jackson Financial, Inc., Class A	62,180	4,726,302
KKR Real Estate Finance Trust, Inc.(c)	75,188	711,278
Lakeland Financial Corp.(c)	6,727	417,276
Lincoln National Corp.(c)	600,965	19,825,835
Mercury General Corp.	111,840	6,244,027
Moelis & Co., Class A(c)	18,320	1,037,095
Mr. Cooper Group, Inc.(b)(c)	28,822	2,403,755
National Bank Holdings Corp., Class A	18,666	680,749
Navient Corp.	347,902	5,242,883
NBT Bancorp, Inc.	21,603	803,200

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
NCR Atleos Corp.(b)	249,289	$ 6,937,713
New York Mortgage Trust, Inc.(c)	61,953	368,620
NMI Holdings, Inc., Class A(b)	22,561	748,574
Northfield Bancorp, Inc.	24,638	218,293
Northwest Bancshares, Inc.(c)	68,653	751,750
OFG Bancorp	23,657	879,094
Pacific Premier Bancorp, Inc.	21,208	471,666
Palomar Holdings, Inc.(b)(c)	5,931	503,186
Park National Corp.(c)	4,889	672,042
Pathward Financial, Inc.	16,323	870,179
Payoneer Global, Inc.(b)(c)	205,956	1,233,676
PennyMac Mortgage Investment Trust(c)	132,200	1,808,496
Piper Sandler Cos.	8,280	1,753,538
PJT Partners, Inc., Class A(c)	13,466	1,436,418
PRA Group, Inc.(b)(c)	36,001	776,902
Preferred Bank(c)	7,279	543,887
ProAssurance Corp.(b)	105,762	1,519,800
PROG Holdings, Inc.	87,925	3,322,686
Provident Financial Services, Inc.(c)	51,987	748,613
Radian Group, Inc.	50,087	1,564,718
Ready Capital Corp.(c)	160,396	1,331,287
Redwood Trust, Inc.(c)	142,187	901,466
Renasant Corp.	33,773	1,017,243
S&T Bancorp, Inc.(c)	19,079	608,811
Safety Insurance Group, Inc.	13,386	1,035,407
Seacoast Banking Corp. of Florida	34,820	824,189
ServisFirst Bancshares, Inc.(c)	14,698	908,336
Simmons First National Corp., Class A	80,654	1,401,767
SiriusPoint Ltd. (Bermuda)(b)	267,751	3,520,926
Southside Bancshares, Inc.	15,646	419,469
Stellar Bancorp, Inc.(c)	28,919	653,280
Stewart Information Services Corp.(c)	42,598	2,696,879
StoneX Group, Inc.(b)	30,247	2,270,642
Tompkins Financial Corp.(c)	6,983	327,573
Triumph Financial, Inc.(b)(c)	7,220	536,446
Trupanion, Inc.(b)(c)	42,767	1,277,450
TrustCo Bank Corp.	9,963	276,971
Trustmark Corp.	48,114	1,402,523
Two Harbors Investment Corp.(c)	22,891	294,149
United Community Banks, Inc.	58,206	1,493,566
United Fire Group, Inc., (Acquired 06/19/2020 - 04/19/2024; Cost $1,358,342)(d)	56,600	1,259,350
Veritex Holdings, Inc.	43,055	878,322
Virtus Investment Partners, Inc.	3,868	884,186
WaFd, Inc.	47,908	1,341,903
Walker & Dunlop, Inc.(c)	13,731	1,318,039
Westamerica Bancorporation	7,723	377,037
WisdomTree, Inc.(c)	47,281	471,392
World Acceptance Corp.(b)(c)	5,007	643,349
WSFS Financial Corp.	33,962	1,496,366
		173,735,612
Health Care-6.20%
AdaptHealth Corp.(b)(c)	343,064	3,252,247
Addus HomeCare Corp.(b)	11,813	1,356,251
Alkermes PLC(b)(c)	66,173	1,548,448
AMN Healthcare Services, Inc.(b)(c)	72,180	4,037,749
Amphastar Pharmaceuticals, Inc.(b)(c)	16,096	681,344
ANI Pharmaceuticals, Inc.(b)(c)	8,371	543,278
Arcus Biosciences, Inc.(b)(c)	7,417	111,774
Artivion, Inc.(b)(c)	20,146	475,446
Astrana Health, Inc.(b)(c)	36,186	1,499,186
	Shares	Value
Health Care-(continued)
Avanos Medical, Inc.(b)	40,458	$ 805,519
BioLife Solutions, Inc.(b)(c)	9,396	201,826
Catalyst Pharmaceuticals, Inc.(b)(c)	27,929	451,612
Certara, Inc.(b)(c)	20,860	353,577
Collegium Pharmaceutical, Inc.(b)(c)	17,238	571,267
CONMED Corp.	17,063	1,304,296
Corcept Therapeutics, Inc.(b)(c)	23,252	701,513
CorVel Corp.(b)(c)	3,786	908,072
Cross Country Healthcare, Inc.(b)(c)	123,423	1,866,156
Cytek Biosciences, Inc.(b)(c)	30,952	174,260
Dynavax Technologies Corp.(b)(c)	20,179	241,946
Embecta Corp.(c)	92,922	1,149,445
Enhabit, Inc.(b)(c)	115,365	1,060,204
Ensign Group, Inc. (The)(c)	34,198	4,146,165
Fortrea Holdings, Inc.(b)(c)	98,379	2,497,843
Fulgent Genetics, Inc.(b)(c)	14,392	297,195
Glaukos Corp.(b)(c)	4,107	462,941
Harmony Biosciences Holdings, Inc.(b)(c)	21,340	627,396
HealthStream, Inc.	12,031	328,326
ICU Medical, Inc.(b)(c)	24,967	2,654,991
Innoviva, Inc.(b)(c)	24,909	393,313
Integer Holdings Corp.(b)(c)	16,373	1,985,061
Ironwood Pharmaceuticals, Inc.(b)(c)	56,007	352,844
LeMaitre Vascular, Inc.	3,280	258,726
Ligand Pharmaceuticals, Inc.(b)(c)	2,015	171,376
Merit Medical Systems, Inc.(b)(c)	19,452	1,578,530
Mesa Laboratories, Inc.	2,154	206,138
Myriad Genetics, Inc.(b)(c)	37,964	864,061
National HealthCare Corp.	14,087	1,489,700
NeoGenomics, Inc.(b)(c)	43,071	590,503
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(g)	785	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(g)	785	0
Omnicell, Inc.(b)	46,941	1,529,807
OraSure Technologies, Inc.(b)(c)	63,930	302,389
Organon & Co.	395,004	8,425,435
Owens & Minor, Inc.(b)(c)	468,228	8,161,214
Pacira BioSciences, Inc.(b)	24,493	742,873
Patterson Cos., Inc.(c)	281,102	6,912,298
Pediatrix Medical Group, Inc.(b)(c)	255,297	1,866,221
Phibro Animal Health Corp., Class A	90,358	1,593,012
Premier, Inc., Class A	71,863	1,359,648
Prestige Consumer Healthcare, Inc.(b)	17,713	1,139,123
Privia Health Group, Inc.(b)(c)	84,198	1,462,519
RadNet, Inc.(b)	40,335	2,365,244
REGENXBIO, Inc.(b)(c)	4,531	65,020
Schrodinger, Inc.(b)(c)	9,079	195,380
Select Medical Holdings Corp.	273,854	9,461,656
Simulations Plus, Inc.(c)	1,626	78,438
STAAR Surgical Co., (Acquired 09/15/2023 - 04/10/2024; Cost $417,293)(b)(c)(d)	10,245	425,475
Supernus Pharmaceuticals, Inc.(b)(c)	22,299	604,749
Tandem Diabetes Care, Inc.(b)(c)	27,758	1,422,042
U.S. Physical Therapy, Inc.(c)	6,568	673,680
UFP Technologies, Inc.(b)(c)	2,269	590,757
Varex Imaging Corp.(b)(c)	56,920	879,414
Vericel Corp.(b)(c)	4,995	238,261
Vir Biotechnology, Inc.(b)	8,662	88,959
Xencor, Inc.(b)(c)	7,921	188,203
		92,972,342

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrials-16.87%
3D Systems Corp.(b)(c)	110,172	$ 387,805
AAR Corp.(b)	38,830	2,756,542
ABM Industries, Inc.	227,078	10,733,977
AeroVironment, Inc.(b)(c)	5,074	1,025,709
Air Lease Corp., Class A	67,069	3,195,167
Alamo Group, Inc.	9,619	1,827,514
Alaska Air Group, Inc.(b)(c)	330,525	13,888,660
Albany International Corp., Class A	14,060	1,233,343
Allegiant Travel Co.(c)	39,981	2,126,989
American Woodmark Corp.(b)	22,962	1,977,258
Apogee Enterprises, Inc.	29,292	1,903,101
ArcBest Corp.	37,563	3,963,648
Arcosa, Inc.(c)	31,462	2,765,824
Armstrong World Industries, Inc.	12,251	1,418,666
Astec Industries, Inc.(c)	37,268	1,210,837
AZZ, Inc.	24,250	2,034,090
Barnes Group, Inc.	44,716	1,721,119
Boise Cascade Co.	61,509	8,444,571
Brady Corp., Class A	27,148	1,853,394
CoreCivic, Inc.(b)	147,549	2,368,161
CSG Systems International, Inc.	25,769	1,111,932
Deluxe Corp.	130,879	2,974,880
DNOW, Inc.(b)	181,948	2,654,621
DXP Enterprises, Inc.(b)	43,016	2,137,035
Dycom Industries, Inc.(b)	33,986	6,116,121
Encore Wire Corp.	13,261	3,828,849
Enerpac Tool Group Corp.(c)	20,477	805,156
Enpro, Inc.	7,632	1,169,680
Enviri Corp.(b)(c)	285,645	2,527,958
ESCO Technologies, Inc.(c)	11,000	1,200,430
Federal Signal Corp.	24,785	2,280,716
Forward Air Corp.(c)	60,601	1,018,097
Franklin Electric Co., Inc.	23,423	2,330,120
GEO Group, Inc. (The)(b)	234,985	3,416,682
Gibraltar Industries, Inc.(b)	20,941	1,580,208
GMS, Inc.(b)	69,723	6,551,173
Granite Construction, Inc.(c)	76,092	4,739,771
Greenbrier Cos., Inc. (The)(c)	90,300	4,989,075
Griffon Corp.	44,774	3,024,036
Hayward Holdings, Inc.(b)(c)	79,123	1,146,492
Healthcare Services Group, Inc.(b)(c)	151,871	1,637,169
Heartland Express, Inc.(c)	118,179	1,337,786
Heidrick & Struggles International, Inc.	35,828	1,228,184
Hillenbrand, Inc.(c)	69,342	3,223,710
HNI Corp.(c)	66,026	3,106,523
Hub Group, Inc., Class A	114,418	4,937,137
Insteel Industries, Inc.	19,323	635,147
Interface, Inc.	96,382	1,552,714
JetBlue Airways Corp.(b)(c)	1,553,665	8,684,987
John Bean Technologies Corp.	20,075	1,917,765
Kelly Services, Inc., Class A	225,730	4,907,370
Kennametal, Inc.(c)	93,877	2,417,333
Korn Ferry	50,195	3,309,858
Lindsay Corp.	6,532	750,004
Liquidity Services, Inc.(b)	20,100	394,161
Marten Transport Ltd.(c)	71,733	1,269,674
MasterBrand, Inc.(b)	176,741	2,953,342
Matson, Inc.	33,852	4,339,826
Matthews International Corp., Class A(c)	73,593	2,084,890
Mercury Systems, Inc.(b)(c)	32,840	1,016,398
MillerKnoll, Inc.	145,898	4,023,867
Moog, Inc., Class A	25,890	4,386,543
	Shares	Value
Industrials-(continued)
Mueller Industries, Inc.	76,915	$ 4,531,063
MYR Group, Inc.(b)	26,019	4,034,506
National Presto Industries, Inc.(c)	5,148	383,423
NV5 Global, Inc.(b)(c)	9,953	935,383
OPENLANE, Inc.(b)(c)	118,845	2,050,076
Pitney Bowes, Inc.(c)	919,647	4,984,487
Powell Industries, Inc.(c)	5,960	1,071,966
Proto Labs, Inc.(b)	15,307	474,058
Quanex Building Products Corp.(c)	38,140	1,257,094
Resideo Technologies, Inc.(b)	325,550	7,031,880
Resources Connection, Inc.(c)	57,205	654,997
Rush Enterprises, Inc., Class A	191,135	8,625,923
RXO, Inc.(b)(c)	218,309	4,455,687
SkyWest, Inc.(b)	50,185	3,747,314
SPX Technologies, Inc.(b)(c)	17,280	2,409,178
Standex International Corp.(c)	4,955	833,481
Sun Country Airlines Holdings, Inc.(b)(c)	85,194	902,204
SunPower Corp.(b)(c)	648,112	2,164,694
Tennant Co.	13,084	1,343,203
Titan International, Inc.(b)(c)	166,378	1,375,946
Trinity Industries, Inc.	131,772	4,144,229
Triumph Group, Inc.(b)(c)	110,318	1,556,587
TTEC Holdings, Inc.	243,598	1,529,795
UniFirst Corp.	15,585	2,471,781
Verra Mobility Corp., Class A(b)(c)	41,175	1,096,902
Vestis Corp.	179,262	2,208,508
Viad Corp.(b)(c)	39,412	1,377,449
Vicor Corp.(b)(c)	12,521	438,110
Wabash National Corp.(c)	106,388	2,405,433
		253,049,152
Information Technology-8.74%
A10 Networks, Inc.	21,221	321,498
ACI Worldwide, Inc.(b)(c)	52,574	1,893,190
Adeia, Inc.(c)	38,840	459,477
ADTRAN Holdings, Inc.(c)	214,398	1,189,909
Advanced Energy Industries, Inc.(c)	18,581	1,996,157
Agilysys, Inc.(b)(c)	3,397	324,312
Alarm.com Holdings, Inc.(b)(c)	13,250	866,682
Alpha & Omega Semiconductor Ltd.(b)(c)	30,461	892,812
Arlo Technologies, Inc.(b)(c)	49,949	709,775
Axcelis Technologies, Inc.(b)	12,056	1,356,179
Badger Meter, Inc.	4,994	963,642
Benchmark Electronics, Inc.(c)	105,224	4,531,998
BlackLine, Inc.(b)(c)	10,031	478,679
Box, Inc., Class A(b)(c)	39,932	1,088,147
Calix, Inc.(b)	33,207	1,185,490
Cerence, Inc.(b)(c)	28,307	97,376
CEVA, Inc.(b)(c)	4,848	96,572
Cohu, Inc.(b)	22,716	732,364
Corsair Gaming, Inc.(b)(c)	137,030	1,588,178
CTS Corp.(c)	14,083	745,695
Digi International, Inc.(b)(c)	16,932	412,464
Diodes, Inc.(b)	27,399	2,031,088
DoubleVerify Holdings, Inc.(b)	20,458	372,336
DXC Technology Co.(b)	772,730	12,015,951
Envestnet, Inc.(b)(c)	26,717	1,750,231
ePlus, Inc.(b)	30,929	2,314,726
Extreme Networks, Inc.(b)	132,367	1,475,892
Fabrinet (Thailand)(b)(c)	14,650	3,509,114
FormFactor, Inc.(b)(c)	17,119	936,752
Harmonic, Inc.(b)(c)	53,062	648,948
Ichor Holdings Ltd.(b)(c)	21,531	817,963

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Insight Enterprises, Inc.(b)(c)	57,245	$ 11,191,397
InterDigital, Inc.(c)	5,942	676,616
Itron, Inc.(b)	26,525	2,852,764
Knowles Corp.(b)(c)	48,848	855,817
Kulicke & Soffa Industries, Inc. (Singapore)(c)	16,599	758,076
LiveRamp Holdings, Inc.(b)(c)	20,789	650,488
MaxLinear, Inc.(b)	37,673	669,449
Methode Electronics, Inc.(c)	91,901	1,082,594
N-able, Inc.(b)	36,469	486,861
NCR Voyix Corp.(b)(c)	654,032	8,620,142
NetScout Systems, Inc.(b)(c)	43,706	897,721
OSI Systems, Inc.(b)(c)	12,005	1,725,599
PC Connection, Inc.	50,590	3,421,908
PDF Solutions, Inc.(b)	5,482	191,980
Perficient, Inc.(b)	16,252	1,205,086
Photronics, Inc.(b)(c)	35,494	970,761
Plexus Corp.(b)(c)	49,911	5,497,198
Progress Software Corp.	14,694	744,251
Rogers Corp.(b)	8,945	1,055,510
Sanmina Corp.(b)	151,402	10,377,093
ScanSource, Inc.(b)	95,238	4,517,138
Semtech Corp.(b)(c)	42,162	1,639,680
SiTime Corp.(b)(c)	1,718	209,287
SMART Global Holdings, Inc.(b)(c)	67,968	1,398,781
SolarEdge Technologies, Inc.(b)	45,890	2,248,151
Sprinklr, Inc., Class A(b)(c)	59,171	663,307
SPS Commerce, Inc.(b)	3,313	623,142
TTM Technologies, Inc.(b)	171,673	3,193,118
Ultra Clean Holdings, Inc.(b)(c)	43,544	2,019,571
Veeco Instruments, Inc.(b)(c)	21,351	867,918
Viasat, Inc.(b)(c)	233,779	3,948,527
Viavi Solutions, Inc.(b)(c)	108,429	815,386
Xerox Holdings Corp.(c)	480,016	6,749,025
Xperi, Inc.(b)	54,382	479,105
		131,107,044
Materials-6.22%
AdvanSix, Inc.	66,190	1,568,703
Alpha Metallurgical Resources, Inc.(c)	10,759	3,393,496
Arch Resources, Inc.	19,809	3,445,379
ATI, Inc.(b)(c)	95,221	5,840,856
Balchem Corp.(c)	6,783	1,041,869
Carpenter Technology Corp.	46,610	5,167,651
Century Aluminum Co.(b)(c)	221,940	4,068,160
Clearwater Paper Corp.(b)	60,000	3,188,400
Compass Minerals International, Inc.(c)	65,166	844,551
H.B. Fuller Co.(c)	51,332	4,087,567
Hawkins, Inc.	15,349	1,340,275
Haynes International, Inc.	11,622	683,606
Ingevity Corp.(b)(c)	42,661	2,083,990
Innospec, Inc.	17,784	2,326,147
Kaiser Aluminum Corp.	47,340	4,629,852
Koppers Holdings, Inc.	47,274	2,095,657
Materion Corp.	14,651	1,675,781
Mativ Holdings, Inc., Class A(c)	147,638	2,653,055
Mercer International, Inc. (Germany)(c)	230,358	2,188,401
Metallus, Inc.(b)(c)	78,132	1,875,949
Minerals Technologies, Inc.	35,175	3,051,431
Myers Industries, Inc.(c)	43,708	690,586
O-I Glass, Inc.(b)	508,684	6,455,200
Olympic Steel, Inc.	39,470	2,057,966
Quaker Chemical Corp.(c)	11,339	2,056,328
	Shares	Value
Materials-(continued)
Sealed Air Corp.	175,781	$ 6,832,608
Sensient Technologies Corp.(c)	24,633	1,913,245
Stepan Co.	30,638	2,670,715
SunCoke Energy, Inc.	220,224	2,323,363
Sylvamo Corp.(c)	69,258	4,939,481
Warrior Met Coal, Inc.	31,852	2,179,632
Worthington Steel, Inc.(c)	117,211	3,866,791
		93,236,691
Real Estate-3.48%
Acadia Realty Trust(c)	24,417	420,949
Alexander & Baldwin, Inc.	14,269	239,719
American Assets Trust, Inc.	23,939	520,673
Anywhere Real Estate, Inc.(b)	1,105,476	4,499,287
Apple Hospitality REIT, Inc.	92,903	1,341,519
Armada Hoffler Properties, Inc.	71,677	812,817
Brandywine Realty Trust(c)	130,654	602,315
CareTrust REIT, Inc.	10,668	272,781
Centerspace(c)	6,674	455,567
Chatham Lodging Trust	34,728	293,799
Community Healthcare Trust, Inc.(c)	4,776	112,045
Cushman & Wakefield PLC(b)	1,116,634	12,405,804
DiamondRock Hospitality Co.	126,996	1,075,656
Douglas Emmett, Inc.(c)	88,727	1,237,742
Easterly Government Properties, Inc.(c)	27,741	328,453
Elme Communities	19,201	295,887
Essential Properties Realty Trust, Inc.(c)	16,447	440,451
eXp World Holdings, Inc.(c)	385,529	4,321,780
Four Corners Property Trust, Inc.(c)	11,777	287,477
Getty Realty Corp.(c)	7,789	215,054
Global Net Lease, Inc.(c)	79,247	592,768
Highwoods Properties, Inc.	38,437	998,209
Hudson Pacific Properties, Inc.(c)	158,033	775,942
Innovative Industrial Properties, Inc.(c)	3,643	392,643
JBG SMITH Properties, (Acquired 03/17/2023 - 04/10/2024; Cost $566,729)(d)	39,542	569,405
Kennedy-Wilson Holdings, Inc.(c)	75,299	769,556
LTC Properties, Inc.(c)	6,997	240,697
LXP Industrial Trust	42,466	360,961
Macerich Co. (The)(c)	61,838	934,991
Marcus & Millichap, Inc.(c)	21,305	688,791
Medical Properties Trust, Inc.(c)	248,335	1,331,076
NexPoint Residential Trust, Inc.	10,211	374,437
Outfront Media, Inc.	131,895	1,905,883
Pebblebrook Hotel Trust(c)	104,198	1,474,402
Phillips Edison & Co., Inc.(c)	19,467	621,776
Retail Opportunity Investments Corp.	28,719	359,562
Safehold, Inc.(c)	19,194	370,060
Saul Centers, Inc.	7,614	277,073
Service Properties Trust(c)	329,407	1,772,210
SITE Centers Corp.	41,156	593,470
SL Green Realty Corp.	19,405	1,027,883
St. Joe Co. (The)	8,259	467,459
Summit Hotel Properties, Inc.	127,917	782,852
Sunstone Hotel Investors, Inc.	98,810	1,015,767
Tanger, Inc.(c)	17,994	499,333
Uniti Group, Inc.(c)	199,909	631,712
Universal Health Realty Income Trust(c)	2,797	105,111
Urban Edge Properties	27,755	492,096
Veris Residential, Inc.	21,070	322,160

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
Whitestone REIT	13,656	$ 178,074
Xenia Hotels & Resorts, Inc.(c)	75,571	1,095,024
		52,201,158
Utilities-0.81%
American States Water Co.	9,380	690,274
Avista Corp.	59,449	2,198,424
California Water Service Group	19,581	976,896
Chesapeake Utilities Corp.	7,267	813,977
Clearway Energy, Inc., Class A	40,149	1,031,026
Clearway Energy, Inc., Class C	37,434	1,048,152
MGE Energy, Inc.	9,724	779,184
Middlesex Water Co.	3,621	195,100
Northwest Natural Holding Co.	37,060	1,386,785
Otter Tail Corp.(c)	18,479	1,671,795
SJW Group	13,307	728,026
Unitil Corp.	12,163	650,599
		12,170,238
Total Common Stocks & Other Equity Interests (Cost $1,348,260,013)		1,497,042,927
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(f)(h) (Cost $1,663,029)	1,663,029	1,663,029
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,349,923,042)		1,498,705,956
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.30%
Invesco Private Government Fund, 5.30%(f)(h)(i)	105,859,713	$ 105,859,713
Invesco Private Prime Fund, 5.48%(f)(h)(i)	258,453,663	258,531,199
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $364,407,604)		364,390,912
TOTAL INVESTMENTS IN SECURITIES-124.24% (Cost $1,714,330,646)		1,863,096,868
OTHER ASSETS LESS LIABILITIES-(24.24)%		(363,512,704)
NET ASSETS-100.00%		$1,499,584,164

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Restricted security. The aggregate value of these securities at May 31, 2024 was $3,086,927, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$171,572	$34,686,753	$(33,195,296)	$-	$-	$1,663,029	$25,058
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$93,020,521	$422,686,183	$(409,846,991)	$-	$-	$105,859,713	$4,044,411*
Invesco Private Prime Fund	242,598,879	897,488,793	(881,614,081)	(16,777)	74,385	258,531,199	10,801,227*
Investments in Other Affiliates:
United Natural Foods, Inc.	33,730,875	19,668,409	(1,628,128)	(15,868,844)	(26,665)	35,875,647	-
Total	$369,521,847	$1,374,530,138	$(1,326,284,496)	$(15,885,621)	$47,720	$401,929,588	$14,870,696

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.64%
Consumer Discretionary-17.45%
Best Buy Co., Inc.	497,009	$ 42,156,303
Ford Motor Co.	2,882,084	34,959,679
Gap, Inc. (The)(b)	870,133	25,199,052
Hasbro, Inc.	105,249	6,291,785
Travel + Leisure Co.	99,542	4,373,875
Whirlpool Corp.(b)	226,187	21,042,177
		134,022,871
Consumer Staples-10.83%
Conagra Brands, Inc.	473,502	14,148,240
Kraft Heinz Co. (The)	857,062	30,314,283
Philip Morris International, Inc.	381,852	38,712,155
		83,174,678
Energy-1.69%
Williams Cos., Inc. (The)	313,584	13,016,872
Financials-27.11%
Associated Banc-Corp	116,388	2,493,031
Fifth Third Bancorp(b)	434,890	16,273,584
First Horizon Corp.	407,423	6,453,580
Franklin Resources, Inc.	382,330	9,022,988
Huntington Bancshares, Inc.	998,167	13,894,485
Invesco Ltd.(c)	484,848	7,616,962
Janus Henderson Group PLC	82,414	2,760,869
PNC Financial Services Group, Inc. (The)	236,635	37,243,983
Prudential Financial, Inc.	332,794	40,051,758
Regions Financial Corp.	582,431	11,270,040
Synovus Financial Corp.	115,917	4,600,746
T. Rowe Price Group, Inc.	70,506	8,307,722
U.S. Bancorp	910,336	36,914,125
United Bankshares, Inc.	53,210	1,726,132
Valley National Bancorp(b)	520,710	3,712,662
Zions Bancorporation N.A.	135,585	5,855,916
		208,198,583
Health Care-5.29%
Pfizer, Inc.	1,416,770	40,604,628
Information Technology-4.45%
International Business Machines Corp.	204,708	34,155,530
Materials-7.89%
Amcor PLC	1,911,225	19,437,158
LyondellBasell Industries N.V., Class A	370,918	36,876,668
Scotts Miracle-Gro Co. (The)(b)	61,255	4,268,861
		60,582,687
Real Estate-4.48%
Agree Realty Corp.	11,417	693,697
Apartment Income REIT Corp.	26,115	1,011,956
Brixmor Property Group, Inc.(b)	69,751	1,570,095
COPT Defense Properties(b)	36,261	894,559
	Shares	Value
Real Estate-(continued)
CubeSmart	30,744	$ 1,300,779
Equity Residential	55,334	3,598,370
Extra Space Storage, Inc.(b)	23,497	3,401,661
Federal Realty Investment Trust	13,463	1,359,090
Kimco Realty Corp.	117,986	2,284,209
Lamar Advertising Co., Class A	22,508	2,658,420
NNN REIT, Inc.	24,723	1,032,680
Park Hotels & Resorts, Inc.	197,247	3,128,337
Realty Income Corp.	93,811	4,977,612
UDR, Inc.	53,409	2,062,655
VICI Properties, Inc.	154,564	4,437,532
		34,411,652
Utilities-20.45%
ALLETE, Inc.	38,448	2,427,991
Black Hills Corp.	52,448	2,960,690
Dominion Energy, Inc.	388,756	20,961,723
Duke Energy Corp.	362,388	37,532,525
Edison International	282,528	21,712,277
Entergy Corp.	138,480	15,577,615
Evergy, Inc.	128,753	7,037,639
Eversource Energy	241,212	14,286,987
FirstEnergy Corp.	412,527	16,608,337
NorthWestern Energy Group, Inc.	34,468	1,790,957
OGE Energy Corp.	96,423	3,500,155
Pinnacle West Capital Corp.(b)	77,100	6,080,106
Portland General Electric Co.(b)	76,897	3,426,530
Spire, Inc.	52,171	3,197,561
		157,101,093
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $706,105,063)		765,268,594
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.97%
Invesco Private Government Fund, 5.30%(c)(d)(e)	10,697,202	10,697,202
Invesco Private Prime Fund, 5.48%(c)(d)(e)	27,498,843	27,507,093
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,204,295)		38,204,295
TOTAL INVESTMENTS IN SECURITIES-104.61% (Cost $744,309,358)		803,472,889
OTHER ASSETS LESS LIABILITIES-(4.61)%		(35,410,991)
NET ASSETS-100.00%		$768,061,898
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Invesco Ltd.	$6,066,969	$3,630,013	$(2,508,804)	$298,919	$129,865	$7,616,962	$287,703
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	22,508,270	(22,508,270)	-	-	-	15,448
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,872,441	166,137,362	(166,312,601)	-	-	10,697,202	498,835*
Invesco Private Prime Fund	27,957,710	321,174,840	(321,637,410)	121	11,832	27,507,093	1,317,483*
Total	$44,897,120	$513,450,485	$(512,967,085)	$299,040	$141,697	$45,821,257	$2,119,469

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,217,590,820	$-	$-	$3,217,590,820
Money Market Funds	-	64,652,722	-	64,652,722
Total Investments	$3,217,590,820	$64,652,722	$-	$3,282,243,542
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$781,418,181	$352,085	$-	$781,770,266
Money Market Funds	358,263	108,937,917	-	109,296,180
Total Investments	$781,776,444	$109,290,002	$-	$891,066,446
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,497,042,927	$-	$0	$1,497,042,927
Money Market Funds	1,663,029	364,390,912	-	366,053,941
Total Investments	$1,498,705,956	$364,390,912	$0	$1,863,096,868
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$765,268,594	$-	$-	$765,268,594
Money Market Funds	-	38,204,295	-	38,204,295
Total Investments	$765,268,594	$38,204,295	$-	$803,472,889